TRANSAMERICA SERIES TRUST

Supplement dated July 9, 2010
to the Prospectus dated May 1, 2010, as supplemented, and to the
Summary Prospectus for each Portfolio listed below dated May 1, 2010

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Transamerica Diversified Equity VP

The following replaces certain information in the Summary Prospectus and in the Prospectus under the section entitled “Management – Portfolio Managers” relating to Transamerica Diversified Equity VP:

Portfolio Managers:

Edward S. Han, Portfolio Manager (Lead) since 2010
Peter O. Lopez, Portfolio Manager (Co) since 2009

The following replaces the information in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to Transamerica Diversified Equity VP:

Name/Year Joined Portfolio	Role	Employer	Positions Over Past Five Years
Edward S. Han /2010	Portfolio Manager (Lead)	TIM	Principal, Portfolio Manager
Peter O. Lopez /2009	Portfolio Manager (Co)	TIM	Principal, President, Director of
Research, Portfolio Manager

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Transamerica Balanced VP

The following replaces certain information in the Summary Prospectus and in the Prospectus under the section entitled “Management – Portfolio Managers” relating to Transamerica Balanced VP:

Portfolio Managers:

Kirk J. Kim, Portfolio Manager (Lead-Equity) since 2010
Peter O. Lopez, Portfolio Manager (Co-Equity) since 2010
Greg D. Haendel, CFA, Portfolio Manager (Lead-Fixed-Income) since 2008
Derek S. Brown, CFA, Portfolio Manager (Co-Fixed-Income) since 2008
Brian W. Westhoff, CFA, Portfolio Manager (Co-Fixed-Income) since 2008

The following replaces the information in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to Transamerica Balanced VP:

Name/Year Joined Portfolio	Role	Employer	Positions Over Past Five Years
Kirk J. Kim /2010	Portfolio Manager (Lead-Equity)	TIM	Principal, Deputy Chief
Investment Officer, Portfolio
Manager
Peter O. Lopez /2010	Portfolio Manager (Co-Equity)	TIM	Principal, President, Director of
Research, Portfolio Manager
Greg D. Haendel, CFA/2008	Portfolio Manager (Lead-Fixed)	TIM	Principal, Portfolio Manager
Derek S. Brown, CFA/2008	Portfolio Manager (Co-Fixed)	TIM	Principal, Director of Fixed
Income, Portfolio Manager
Brian W. Westhoff, CFA/2008	Portfolio Manager (Co-Fixed)	TIM	Principal, Portfolio Manager

Investors Should Retain this Supplement for Future Reference